Significant Accounting Judgments, Estimates, and Assumptions	9 Months Ended
Jul. 31, 2020
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Significant Accounting Judgments, Estimates, and Assumptions

NOTE 3:  SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES, AND ASSUMPTIONS

The estimates used in the Bank’s accounting policies are essential to understanding the results of its operations and financial condition. Some of the Bank’s policies require subjective, complex judgments and estimates as they relate to matters that are inherently uncertain. Changes in these judgments or estimates and changes to accounting standards and policies could have a materially adverse impact on the Bank’s Interim Consolidated Financial Statements. The Bank has established procedures so that accounting policies are applied consistently and that the processes for changing methodologies, determining estimates, and adopting new accounting standards are well-controlled and occur in an appropriate and systematic manner. Refer to Note 3 of the Bank’s 2019 Annual Consolidated Financial Statements for a description of significant accounting judgments, estimates, and assumptions, in addition to those described below.

LEASES

The Bank applies judgment in determining the appropriate lease term on a lease-by-lease basis. All facts and circumstances that create an economic incentive to exercise a renewal option or not to exercise a termination option including investments in major leaseholds, branch performance and past business practice are considered. The periods covered by renewal or termination options are only included in the lease term if it is reasonably certain that the Bank will exercise the options; management considers “reasonably certain” to be a high threshold. Changes in the economic environment or changes in the industry may impact the Bank’s assessment of lease term, and any changes in the Bank’s estimate of lease terms may have a material impact on the Bank’s Interim Consolidated Balance Sheet and Interim Consolidated Statement of Income.

In determining the carrying amount of ROU assets and lease liabilities, the Bank is required to estimate the incremental borrowing rate specific to each leased asset or portfolio of leased assets if the interest rate implicit in the lease is not readily determinable. The Bank determines the incremental borrowing rate of each leased asset or portfolio of leased assets by incorporating the Bank’s creditworthiness, the security, term, and value of the ROU asset, and the economic environment in which the leased asset operates. The incremental borrowing rates are subject to change mainly due to changes in the macroeconomic environment.

The accounting judgments, estimates and assumptions impacted by the emergence of the Coronavirus Disease 2019 (COVID-19) and in consideration of IASB and OSFI guidance in the second and third quarters of 2020 are as follows:

IMPAIRMENT – EXPECTED CREDIT LOSS MODEL

The expected credit loss (ECL) model requires the application of estimates and judgment in the assessment of the current and forward-looking economic environment. As a result of COVID-19, there is a higher degree of uncertainty in determining reasonable and supportable forward-looking information used in assessing significant increase in credit risk and measuring ECLs. The Bank introduced relief programs in the prior quarter that allow borrowers to temporarily defer payments of principal and/or interest on their loans and is supporting various government-assistance programs which reduce the Bank’s exposure to expected losses. Under these retail and non-retail programs and notwithstanding any other changes in credit risk, opting into a payment deferral program does not in and of itself trigger a significant increase in credit risk since initial recognition (which would result in stage migration) and does not result in additional days past due. Macroeconomic variables are statistically derived relative to the base forecast based on historical distributions for each variable. This process was followed for the upside forecast. For the downside forecast, similar to the prior quarter, macroeconomic variables were based on plausible scenario analysis of COVID-19 impacts, given the lack of comparable historical data for a shock of this nature. Refer to Note 6 for additional details on the macroeconomic variables used in the forward-looking macroeconomic forecasts.

Management exercises expert credit judgment in assessing if an exposure has experienced significant increase in credit risk since initial recognition and in determining the amount of ECLs at each reporting date, by considering reasonable and supportable information that is not already included in the quantitative models. The current environment is subject to rapid change and to the extent that certain effects of COVID-19 are not fully incorporated into the model calculations, temporary quantitative and qualitative adjustments have been considered. This includes borrower credit scores, industry and geography specific COVID-19 impacts, payment support initiatives introduced by the Bank and governments, and the persistence of the economic shutdown, the effects of which are not yet fully reflected in the quantitative models. The Bank has performed certain additional qualitative portfolio and loan level assessments of significant increase in credit risk.

GOODWILL AND OTHER INTANGIBLES

The Bank assessed whether market conditions and uncertainty about the macroeconomic impacts of COVID-19, including on gross domestic product (GDP) growth, unemployment rates and interest rates, have resulted in an impairment of its goodwill and intangible assets. Having considered these indicators, the Bank concluded that there is no impairment in the carrying amount of its goodwill and intangible assets as of July 31, 2020.

FAIR VALUE MEASUREMENTS

As discussed in Note 3 of the Bank’s 2019 Annual Consolidated Financial Statements, the determination of fair value for certain complex or illiquid financial instruments requires judgment over the valuation techniques and related inputs used. These include liquidity considerations and various model inputs such as volatilities, correlations, spreads, discount rates, pre-payment rates, and prices of underlying instruments. Additionally, judgment is used in determining the various types of valuation adjustments to account for system limitations or measurement uncertainty including from widening funding and credit spreads.

An analysis of fair values of financial instruments is provided in Note 4.